Ring-Fencing	12 Months Ended
Dec. 31, 2017
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Ring-Fencing

39. RING-FENCING

Regulation

The Financial Services (Banking Reform) Act 2013 inserted provisions into the Financial Services and Markets Act 2000 (FSMA) and related legislation (the Banking Reform Legislation) requiring the Santander UK group amongst a number of other UK banking groups, to operationally and legally separate certain retail banking activities from certain wholesale or investment banking activities by 1 January 2019. This is known as ‘ring-fencing’. The Banking Reform Legislation specifies:

–	Certain banking services or activities, the performance of which will cause a UK bank to be a ring-fenced bank (RFB); and
–	Certain banking services and activities, along with certain types of credit risk exposure or off-balance sheet items, which an RFB will be prohibited from carrying on or incurring (prohibited business).

As a result, under the ring-fencing regime, an RFB is only permitted to carry on banking services or activities that are not prohibited (permitted business).

Proposed Santander UK group model

Under the model chosen by the Santander UK group to implement its ring-fencing plan:

–	Santander UK plc will be the primary RFB within an RFB sub-group, will continue to be a subsidiary of Santander UK Group Holdings plc, will continue to accept deposits from the public and will be the holding company of the Santander UK RFB sub-group. Cater Allen Limited will also be an RFB and part of the Santander UK RFB sub-group. Neither Santander UK plc nor Cater Allen Limited will conduct prohibited business;
–	The business of the Crown Dependency branches (Jersey and Isle of Man) of Santander UK plc will be transferred outside the Santander UK plc group pursuant to transfer schemes effected under relevant Jersey and Isle of Man law;
–	Abbey National Treasury Services plc will become a wholly-owned direct subsidiary of Santander UK Group Holdings plc, and will be emptied of all material assets, save for a small pool of residual assets. The prohibited business of Abbey National Treasury Services plc, which principally includes our derivatives business with financial institutions, certain corporates and elements of our short term markets business, will transfer to Banco Santander SA or its London branch (SLB). The majority of the permitted business of Abbey National Treasury Services plc will transfer to Santander UK plc, with a small amount of the permitted business of Abbey National Treasury Services plc transferring to SLB. The branch of Abbey National Treasury Services plc in the US will be closed by the end of December 2018; and
–	Except for the business of the Crown Dependency branches, SLB will carry on all business that constitutes prohibited business, save for a small pool of assets in Abbey National Treasury Services plc.

Implementation plan

The Santander UK group is on track to enable the ring-fencing structure to be implemented in advance of the regulatory deadline.

On 16 October 2017, Santander UK plc, Abbey National Treasury Services plc, Santander UK Group Holdings plc and Banco Santander S.A. entered into a ring-fencing transfer scheme (RFTS) which formalised the business transfers required to implement the planned ring-fenced structure. These business transfers will be made at book value which represents appropriate and reasonable compensation and a fair value for the Santander UK group.

The RFTS is a transfer scheme under Part VII of FSMA that enables UK banks to implement the ring-fencing requirements. This is a court process that requires (i) the PRA to approve the scheme (in consultation with the FCA); (ii) the appropriate regulatory authority in respect of each transferee to provide a certificate of adequate financial resources in relation to that transferee; and (iii) an independent expert (approved by the PRA, after consultation with the FCA) to provide a scheme report stating whether any adverse effect on persons affected by the scheme is likely to be greater than is reasonably necessary to achieve the ring-fencing purposes of the scheme.

For the prohibited business transfers, additional approvals will be required from the Spanish Ministry of Economy, the Bank of Spain and the European Central Bank. In the case of the Crown Dependency branches, approvals will be required from either the Jersey Financial Services Commission and the Royal Court of Jersey, or the Isle of Man Financial Services Authority and the Isle of Man High Court of Justice.

In January 2018, the PRA approved the application to the court, and in February 2018 the court approved the communication of the proposed scheme to relevant stakeholders to allow them to express their views in court in relation to the scheme. However, until final court approvals have been obtained, which is not expected until the end of the second quarter of 2018, there remains uncertainty regarding the final ring-fenced structure of the Santander UK group.

The RFTS will also unwind Cross Guarantees, releasing each of Santander UK plc and Abbey National Treasury Services plc from all liabilities under those guarantees, with effect from 1 January 2019.

In addition to the transfers above, a small number of business transfers will be effected in advance where court or regulator approvals are not required. Negotiations with counterparties are ongoing, and until those negotiations are complete, uncertainty remains about the mechanisms by which those transfers will be effected.

As a result of these uncertainties, management considers that no transfers have reached the stage of being regarded as highly probable and, as such, assets and liabilities associated with those proposed transfers have not been classified as held for sale at 31 December 2017.

Furthermore, the management of certain banking services or activities, typically short term markets activities, will be transferred by concurrently running-off existing business in Abbey National Treasury Services plc and writing new business in Santander UK plc or SLB.

Balance sheet impact

As a result of ring-fencing, it is intended that all prohibited business will be transferred to SLB, save for the business of the Crown Dependency branches which will be transferred outside the Santander UK plc group, and a small pool of residual assets that will remain in Abbey National Treasury Services plc. Santander UK Group Holdings plc will also acquire 100% of the ordinary share capital of Abbey National Treasury Services plc from Santander UK plc. At 31 December 2017:

–	The prohibited business that is expected to move to SLB mainly comprised:
–	A small number of the trading assets of £31bn and trading liabilities of £31bn that related to prohibited business.
–	£15bn of the derivative assets of £20bn and £17bn of the derivative liabilities of £18bn which related to the derivatives business with financial institutions
–	A small amount (less than £1bn) of loans and advances to customers of £8bn relating to prohibited corporate loans.
–	The business of the Crown Dependency branches mainly comprised customer deposits of £6bn.
–	The small pool of residual business that it is anticipated will not be capable of transfer mainly comprised net assets of less than £1bn

In addition, almost all of the permitted business of Abbey National Treasury Services plc will move to Santander UK plc. At 31 December 2017, this business mainly comprised:

–	All the remaining non-prohibited trading assets of £31bn and trading liabilities of £31bn that related to the permitted elements of Abbey National Treasury Services plc’s short term markets business.
–	All the remaining loans and advances to customers of Abbey National Treasury Services plc of £8bn that related to permitted corporate loans.
–	£1bn of the derivative assets of £20bn and £1bn of the derivative liabilities of £18bn which related to the derivatives business with financial institutions.
–	Most of the £1bn of financial liabilities designated at fair value and £6bn of debt securities in issue that related to short term funding in Abbey National Treasury Services plc.